SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Summary of Estimated Useful Lives of Property, Plant and Equipment

Utilities assets	3 - 80 years
Midstream assets	3 - 45 years
Power generation assets	2 - 120 years
Corporate assets	1 - 20 years

Summary of Estimated Useful Lives of Finite-Lived Intangible Assets

Energy services relationships	5 -19 years
Electricity service agreements	2 - 60 years
Software	3 - 10 years
Land rights	5 - 64 years
Franchises and consents	9 - 25 years
Extraction and Transmission (E&T) Contracts	25 years
Commodity contracts	5 years